Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Net Debt to Equity Ratio

The net debt to equity ratio of the years ended on December 31, 2018 and 2017 is as follows:

	12.31.2018	12.31.2017
Debt (i)	5,962,677,426	6,443,075,258
Cash and cash equivalents	2,901,859,328	4,694,668,684

Net debt	3,060,818,098	1,748,406,574
Equity (ii)	16,553,229,765	14,130,938,289
Net debt to equity ratio	0.18	0.12

(i)	Debt is defined as current and non-current borrowings, as described in note 25.
(ii)	Equity includes all reserves and capital of the Group, which are managed as capital.

Summary of Financial Instruments

Categories of financial instruments

	12.31.2018	12.31.2017
Financial assets
Cash and banks	806,708,433	278,717,518
Investments measured at fair value through profit or loss	297,761,281	2,560,939,429
Held to maturity investments	1,797,389,614	1,855,011,738
Receivables	2,216,762,361	1,927,110,875

Financial liabilities
Measured at amortized cost	12,665,218,530	11,752,178,580

Summary of Monetary Assets and Liabilities Denominated in Foreign Currency

The amounts of monetary assets and liabilities denominated in foreign currency at the end of 2018 and 2017 are as follows:

	12.31.2018	12.31.2017
Liabilities
US Dollars	3,817,240,870	3,181,875,135
Guarani	2,816,895,658	2,328,388,863
Euro	347,533,959	299,110,017
Real	24,610	21,391

Assets
US Dollars	1,125,128,279	1,577,569,349
Guarani	903,635,402	487,476,775
Euro	1,091,046	9,381,578
Real	89,320	89,495

Disclosure of Foreign Currency Sensitivity Analysis

	US Dollar effect	Guaraní effect
	(in thousands of pesos)	(in thousands of pesos)
	12.31.2018	12.31.2018
Loss for the year	673,028	—
Decrease in net equity	673,028	625,916

Summary of Interest Rate Risk Management

	12.31.2018	12.31.2017
Financial assets
Held to maturity investments (1)	1,797,389,614	1,855,011,738
Investments measured at fair value through profit or loss (2)	297,761,281	2,560,939,429

Financial liabilities
Measured at amortized cost (3)	5,962,677,426	6,443,075,258

(1)	Fixed term deposits at fixed rates.
(2)	Short-term investments at floating rates.
(3)	Includes borrowings, as detailed in Note 25.

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods

The tables include both interest and principal cash flows. Given that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of the reporting period.

	Weighted average effective interest rate	Less than 1month	1-3 months	3 months to 1 year	1-3 years	3-6 years	Total
	%
31 December 2018
Borrowings	26.2%	560,539,871	431,001,246	2,622,245,214	2,013,702,556	1,230,413,717	6,857,902,604
31 December 2017
Borrowings	23.3%	563,741,567	438,138,090	2,015,296,273	3,293,507,578	1,351,973,464	7,662,656,972

Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis

Financial assets/ financial liabilities	Fair value as of		Fair value hierarchy	Valuation technique(s) and key input(s)
	12.31.2018	12.31.2017
Investments in Mutual funds	297,761,281	2,560,939,429	Level 1	Quoted bid prices in an active market